Other investments (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)
Other investments
Other investments			$ 5.4	kr 32,333	$ 5.3	kr 35,632
Ownership interest, Beta (as a percent)	1.60%	1.60%
Fair value of other investments				kr 32,300		kr 35,600
Fair value adjustments of currency conversion	kr (3,300)	kr 800
Gain (loss) recognized within Financial items	kr 100	kr 2,200